Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 541.8	$ 249.8
Short-term investments	40.0	0.0
Trade and other receivables	235.5	203.4
Inventories	197.4	207.3
Prepaid expenses and other current assets	17.4	6.3
Other financial assets	15.3	4.1
Taxes receivable	1.1	2.3
Total Current assets	1,048.5	673.2
Receivable	12.9	12.2
Inventories	16.6	24.4
Other financial assets	12.1	7.1
Intangibles and other assets	44.3	52.5
Property, plant and equipment	4,181.4	4,316.0
Deferred tax assets	102.6	151.9
Goodwill	69.2	75.3
Total Assets	5,487.6	5,312.6
Current liabilities
Trade and other payables	270.2	239.3
Taxes payable	100.7	53.4
Other liabilities	34.4	30.0
Other financial liabilities	38.3	42.2
Gold prepayment liability	0.0	55.9
Lease liabilities	30.5	28.9
Deferred revenue	63.1	87.7
Total Current liabilities	537.2	537.4
Other financial liabilities	114.4	51.7
Lease liabilities	44.3	61.4
Long-term debt	1,107.5	1,287.5
Deferred revenue	309.1	330.8
Pension obligations	6.2	6.0
Other employee benefits	80.3	101.9
Environmental and other provisions	300.8	321.9
Deferred tax liabilities	340.4	407.2
Total liabilities	2,840.2	3,105.8
Equity
Share capital	2,641.3	2,240.2
Reserves	14.3	30.2
Retained earnings	(102.4)	(173.6)
Equity attributable to owners of the Company	2,553.2	2,096.8
Non-controlling interest	94.2	110.0
Total liabilities and equity	$ 5,487.6	$ 5,312.6